Financial Income and Expenses (Tables)	12 Months Ended
Jun. 30, 2025
Financial Income and Expenses [Abstract]
Schedule of Financial Income and Expenses
	Notes	2025	2024	2023
Financial income
Interest on marketable securities		19,297	29,428	46,776
Interest on receivable		1,413	1,792	3,497
Monetary variation(i)		-	61	1,815
Foreign exchange variation (ii)		25,492	10,603	44,710
Gain on remeasurement of leases (iii)¹		2,210	41,376	2,887
Gain on remeasurement of receivables from sale of farms (iv)¹		108,563	81,459	36,575
Realized profit from derivative transactions (v)¹	7	69,737	99,909	108,969
Unrealized profit from derivative transactions (vi)¹	7	110,798	48,288	85,262
		337,510	312,916	330,491
Financial expenses
Marketable securities charges		(983)	(1,777)	(2,054)
Bank charges		(5,154)	(3,250)	(3,929)
Interest accrued		(84,350)	(67,220)	(51,526)
Monetary variation (i)		(57)	(26)	(140)
Foreign exchange variation (ii)		(25,114)	(12,340)	(41,354)
Gain on remeasurement of leases (iii)¹		(49,510)	(43,071)	(23,751)
Loss on remeasurement of receivables from sale of farms (iv)¹		(93,202)	(6,686)	(90,034)
Realized loss from derivative financial transactions (v)¹	7	(112,456)	(41,950)	(61,045)
Unrealized loss from derivative financial transactions (vi)¹	7	(47,080)	(130,888)	(50,772)
		(417,906)	(307,208)	(324,605)
Financial (expense) income, net		(80,396)	5,708	5,886

(1)	Amounts from 2023 revised to better present the net effect of the financial result from the balances of Leases, Sale of Farms and Derivative Financial Transaction.

Schedule of Net Balances

Net balances are as follows:

	2025	2024	2023
Monetary variations (i)	(57)	35	1,675
Foreign exchange difference (ii)	378	(1,737)	3,356
Net on remeasurement of leases (iii)	(47,300)	(1,695)	(20,864)
Net on remeasurement of receivables from sale of farms (iv)	15,361	74,773	(53,459)
Realized profit (loss) from derivative financial instruments (v)	(42,719)	57,959	47,924
Unrealized (loss) profit from Derivative financial instruments (vi)	63,718	(82,600)	34,490